Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 6,045,019	¥ 5,857,496
Reclassification to current liabilities (Current portion)	(1,823,790)	(1,715,158)
Total	4,221,229	4,142,338
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,204,588	1,235,791
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	3,169,407	3,151,868
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	599,426	444,517
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 1,071,598	¥ 1,025,320